Borrowings - Summary of Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 2,356	€ 4,051	[1]	€ 9,661
Current	32	1,150
Non-current	2,325	2,901
Fair value of borrowings	2,459	4,114
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	763	1,245
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 1,593	€ 2,806

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.